Loans (Impaired Loans With Associated Allowance Amount) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 9,546	$ 14,416
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,342	10,792
Impaired Financing Receivable, Unpaid Principal Balance, Total	16,888	25,208
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	9,110	13,206
Impaired Financing Receivable, with Related Allowance, Recorded Investment	5,678	10,160
Impaired Financing Receivable, Recorded Investment, Total	14,788	23,366
Impaired Financing Receivable, Related Allowance	1,138	2,001
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,123	1,352
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,282	3,355
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,405	4,707
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	835	866
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,905	2,846
Impaired Financing Receivable, Recorded Investment, Total	2,740	3,712
Impaired Financing Receivable, Related Allowance	831	1,159
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,251	5,812
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,277	1,297
Impaired Financing Receivable, Unpaid Principal Balance, Total	3,528	7,109
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,251	5,555
Impaired Financing Receivable, with Related Allowance, Recorded Investment	677	1,297
Impaired Financing Receivable, Recorded Investment, Total	2,928	6,852
Impaired Financing Receivable, Related Allowance	29	217
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	56	2,032
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	24	126
Impaired Financing Receivable, Unpaid Principal Balance, Total	80	2,158
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	55	2,033
Impaired Financing Receivable, with Related Allowance, Recorded Investment	12	38
Impaired Financing Receivable, Recorded Investment, Total	67	2,071
Impaired Financing Receivable, Related Allowance	12	38
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,116	5,220
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,557	6,014
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,673	11,234
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,969	4,752
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,907	5,979
Impaired Financing Receivable, Recorded Investment, Total	8,876	10,731
Impaired Financing Receivable, Related Allowance	230	587
Commercial real estate construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	202
Impaired Financing Receivable, Unpaid Principal Balance, Total	202
Impaired Financing Receivable, with Related Allowance, Recorded Investment	177
Impaired Financing Receivable, Recorded Investment, Total	177
Impaired Financing Receivable, Related Allowance	36
Total Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	6,172	7,252
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,783	6,140
Impaired Financing Receivable, Unpaid Principal Balance, Total	9,955	13,392
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,024	6,785
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,096	6,017
Impaired Financing Receivable, Recorded Investment, Total	9,120	12,802
Impaired Financing Receivable, Related Allowance	$ 278	$ 625